Borrowings - Summary of Carrying Amount of Assets Pledged (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Cash and cash equivalents	€ 56,317	€ 6,206
Trade receivables	0	38,767
Other receivables	0	5,752
Total current assets pledged as security	56,317	50,725
Non-current other financial assets	10,500	0
Total current assets pledged as security	10,500	0
Total assets pledged as security	€ 66,817	€ 50,725